Leases (Details)		12 Months Ended
	Nov. 16, 2022 ft²	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) ft²	Dec. 31, 2023 USD ($)	Dec. 05, 2023 ft²
Leases [Line Items]
Land square feet (in Square Feet) | ft²	30,744				288,680
Term of non cancellable lease agreement	10 years
Description of option to extend lease	The lease provides the tenant the option to extend for five years under prevailing market terms and conditions upon option exercise.
Weighted average remaining non-cancellable lease term			6 years 10 months 24 days
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]		Total revenues	Total revenues	Total revenues
Operating lease income		$ 1,125,772	$ 1,135,608	$ 1,102,459
Operating lease cost		5,731,932	4,983,212	$ 3,499,918
Right-of-use assets		64,357,655	$ 66,293,751
CHINA
Leases [Line Items]
Land square feet (in Square Feet) | ft²			288,680
Right-of-use assets		$ 52,837,733
Expiration date of lease		Dec. 04, 2063